Sales - Reconciliation of deferred revenue related to customer contracts (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Sales
Deferred revenue related to customer contracts at beginning of period	€ 2,579	€ 2,512	€ 1,984
Business related variations	72	101	220
Changes in the scope of consolidation	39	1	183
Translation adjustment	24	(23)	13
Reclassifications and other items	2	(13)	112
Deferred revenue related to customer contracts at end of period	€ 2,717	€ 2,579	€ 2,512